Summary of Significant Accounting Policies, Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average Class A Units outstanding, basic (in shares)			10,875,000	10,875,000	10,875,000	10,875,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)			$ (1.73)	$ (0.71)	$ (2.51)	$ (2.44)
Class A Units | Learn CW Investment Corporation
Net Income (Loss) Attributable to Parent [Abstract]
Undistributed Earnings (Loss) Available to Common Shareholders, Basic	$ (1,584,646)	$ 1,703,734	$ (2,917,669)	$ 3,986,709	$ 3,125,914	$ 7,913,192
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average Class A Units outstanding, basic (in shares)	9,338,422	23,000,000	9,338,422	23,000,000	23,000,000	23,000,000
Diluted weighted average shares outstanding (in shares)	9,338,422	23,000,000	9,338,422	23,000,000	23,000,000	23,000,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)	$ (0.17)	$ 0.07	$ (0.31)	$ 0.17	$ 0.14	$ 0.34
Diluted net income/(loss) per ordinary share (in dollars per share)	$ (0.17)	$ 0.07	$ (0.31)	$ 0.17	$ 0.14	$ 0.34
Class B Ordinary Shares | Learn CW Investment Corporation
Net Income (Loss) Attributable to Parent [Abstract]
Undistributed Earnings (Loss) Available to Common Shareholders, Basic	$ (975,724)	$ 425,933	$ (1,796,513)	$ 996,677	$ 781,478	$ 1,978,298
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average Class A Units outstanding, basic (in shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Diluted weighted average shares outstanding (in shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)	$ (0.17)	$ 0.07	$ (0.31)	$ 0.17	$ 0.14	$ 0.34
Diluted net income/(loss) per ordinary share (in dollars per share)	$ (0.17)	$ 0.07	$ (0.31)	$ 0.17	$ 0.14	$ 0.34